Chapter 11 Filing (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Chapter 11Filing Tables Abstract
Schedule of Reorganization Items, Net

For the three and nine months ended September 30, 2019 and 2018, Reorganization items, net consisted of the following charges related to the bankruptcy proceedings:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
Legal fees	$-	$32	$-	$85
Professional fees	-	8	-	21
Total reorganization items, net	$-	$40	$-	$106

For the years ended December 31, 2018 and 2017, Reorganization items, net consisted of the following charges:

	Year ended December 31,
	2018	2017
Legal fees	$119	$297
Professional fees	26	34
Total reorganization items, net	$145	$331